Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of Accounts Receivable, Net

	December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	86,543	79,975
Less: credit loss provision	(2,303)	(15,717)
Accounts receivable, net	84,240	64,258

Schedule of Credit Loss Provision

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(4,449)	(2,296)	(2,303)
Current year provision	(715)	(993)	(13,888)
Current year reversal	2,868	986	474
Balance at end of the year	(2,296)	(2,303)	(15,717)